UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09297

Nuveen Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund (NAD)
	July 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 153.4% (99.9% of Total Investments)
	Alabama – 0.3% (0.2% of Total Investments)
$ 1,600	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2000, 5.750%, 12/01/20	12/11 at 101.00	A–	$ 1,611,712
	Alaska – 0.1% (0.1% of Total Investments)
750	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.250%,	12/14 at 100.00	AA+	763,028
	12/01/34 – FGIC Insured (UB)
	Arizona – 2.7% (1.8% of Total Investments)
	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds,
	Series 2008A:
2,350	5.000%, 7/01/33	7/18 at 100.00	AA–	2,396,037
8,200	5.000%, 7/01/38	7/18 at 100.00	AA–	8,230,586
5,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	4,493,950
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
15,550	Total Arizona			15,120,573
	California – 8.9% (5.8% of Total Investments)
1,535	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	No Opt. Call	A	264,419
	1999A, 0.000%, 10/01/37 – NPFG Insured
6,000	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA+	1,860,720
	Improvement Project, Series 1997C, 0.000%, 9/01/28 – AGM Insured
3,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,793,840
	5.000%, 11/15/42
5,000	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	5,013,000
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	4,310,308
6,750	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	7,559,258
	Project, Series 2009, 6.750%, 2/01/38
65	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	10/11 at 100.00	A1	65,208
5,000	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA+	5,076,400
	Election 2006 Series 2007A, 5.000%, 8/01/31 – AGM Insured
2,000	Dublin Unified School District, Alameda County, California, General Obligation Bonds, Series	8/17 at 49.41	Aa2	529,360
	2007C, 0.000%, 8/01/31 – NPFG Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA+	1,484,980
9,925	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA+	8,969,520
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
5,750	5.000%, 6/01/33	6/17 at 100.00	Baa3	4,139,368
1,000	5.125%, 6/01/47	6/17 at 100.00	Baa3	673,890
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	2,396,262
765	Palmdale Civic Authority, California, Revenue Refinancing Bonds, Civic Center Project, Series	10/11 at 100.00	Baa1	766,775
	1997A, 5.375%, 7/01/12 – NPFG Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
2,000	0.000%, 1/15/29 – NPFG Insured	No Opt. Call	Baa1	433,580
17,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	Baa1	2,179,400
575	Seaside Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	8/13 at 100.00	A	591,186
	2003, 5.375%, 8/01/18 – NPFG Insured
76,315	Total California			49,107,474
	Colorado – 6.7% (4.4% of Total Investments)
1,125	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series	12/17 at 100.00	N/R	790,099
	2007, 5.000%, 12/01/37 – RAAI Insured
3,330	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	AA	3,444,286
	Series 2009A, 5.500%, 7/01/34
	Denver City and County, Colorado, Airport Special Facilities Revenue Bonds, Rental Car
	Projects, Series 1999A:
2,170	6.000%, 1/01/12 – NPFG Insured (Alternative Minimum Tax)	10/11 at 100.00	A–	2,180,242
675	6.000%, 1/01/13 – NPFG Insured (Alternative Minimum Tax)	1/12 at 100.00	A–	677,741
4,500	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	No Opt. Call	A+	4,568,310
	5.500%, 11/15/11 – FGIC Insured (Alternative Minimum Tax)
1,475	Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds, Boston Lofts Project, Series	10/11 at 100.00	B	1,412,032
	1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)
8,515	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	Baa1	3,322,298
	9/01/25 – NPFG Insured
25,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	Baa1	6,324,750
	9/01/31 – NPFG Insured
60,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 3/01/36 –	No Opt. Call	Baa1	10,414,800
	NPFG Insured
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 –	9/26 at 54.77	Baa1	1,717,125
	NPFG Insured
2,000	Metropolitan Football Stadium District, Colorado, Sales Tax Revenue Bonds, Series 1999A,	No Opt. Call	Baa1	1,992,520
	0.000%, 1/01/12 – NPFG Insured
121,290	Total Colorado			36,844,203
	Connecticut – 0.3% (0.2% of Total Investments)
4,335	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series	11/17 at 100.00	N/R	1,639,237
	2007A, 5.750%, 9/01/34
	Florida – 10.9% (7.1% of Total Investments)
1,185	Florida Housing Finance Agency, Housing Revenue Bonds, Mar Lago Village Apartments, Series	12/11 at 100.00	N/R	1,185,782
	1997F, 5.800%, 12/01/17 – AMBAC Insured (Alternative Minimum Tax)
15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E,	6/15 at 101.00	AAA	14,353,950
	4.500%, 6/01/35 (UB)
2,500	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A3	2,327,900
	Series 2007, 5.000%, 10/01/34
13,625	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/11 at 100.00	BB+	13,682,225
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System
	Obligation Group, Series 2007:
22,000	5.000%, 8/15/37 (UB)	8/17 at 100.00	AA	21,498,180
7,370	5.000%, 8/15/42 (UB)	8/17 at 100.00	AA	7,132,907
61,680	Total Florida			60,180,944
	Georgia – 1.7% (1.1% of Total Investments)
5,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Baa2	4,378,450
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured
5,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	5,044,850
	Medical Center Project, Series 2010, 8.000%, 12/01/40
10,000	Total Georgia			9,423,300
	Idaho – 0.1% (0.0% of Total Investments)
100	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1999E, 5.750%,	1/12 at 100.00	Aa2	104,732
	1/01/21 (Alternative Minimum Tax)
125	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.350%,	1/12 at 100.00	Aa2	127,636
	7/01/22 (Alternative Minimum Tax)
165	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	1/12 at 100.00	Aaa	168,358
	7/01/20 (Alternative Minimum Tax)
390	Total Idaho			400,726
	Illinois – 27.6% (18.0% of Total Investments)
1,070	Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital, Series 1999, 5.750%, 12/01/12	12/11 at 100.00	BBB+	1,081,813
2,205	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aa2	733,846
	Revenues, Series 1998B-1, 0.000%, 12/01/29 – FGIC Insured
7,250	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aa2	7,563,345
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments,
	Series 1999A:
595	5.500%, 12/20/19 (Alternative Minimum Tax)	10/11 at 100.00	AA–	596,696
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	10/11 at 100.00	AA–	1,211,089
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	10/11 at 100.00	AA–	1,926,020
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series	No Opt. Call	Aa3	24,405,973
	1999, 5.500%, 1/01/23 – FGIC Insured
1,655	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 –	No Opt. Call	AA+	1,741,209
	AMBAC Insured
3,340	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	3,285,959
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
190	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aa3	204,754
	Series 2003B, 5.250%, 11/01/20 – AGM Insured
810	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aa3 (4)	896,783
	Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – AGM Insured
3,935	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Lake County	No Opt. Call	Baa1	3,518,008
	School District 116 – Round Lake, Series 1999, 0.000%, 1/01/15 – NPFG Insured
5,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Refunding	7/13 at 100.00	Aa1	5,043,050
	Series 2003A, 5.000%, 7/01/33
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA	1,525,740
	5.500%, 11/01/39
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA+	1,967,200
	8/15/47 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A+	980,260
	5.500%, 2/01/40 – AMBAC Insured
5,640	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34	7/14 at 100.00	Aa1	5,704,691
1,225	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2007, 5.000%, 7/01/19	7/17 at 100.00	Aa1	1,377,157
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB	4,036,400
	Centers, Series 2008A, 6.000%, 8/15/23
5,980	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	Baa3	5,066,316
	Refunding Series 2007A, 5.250%, 5/01/34
9,780	Illinois Health Facilities Authority, Remarketed Revenue Bonds, University of Chicago Project,	2/12 at 103.00	Aa1	10,087,777
	Series 1985A, 5.500%, 8/01/20
1,500	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.800%, 1/01/36 –	1/15 at 100.00	AA	1,423,455
	FGIC Insured
2,000	Kane & DeKalb Counties, Illinois, Community United School District 301, General Obligation	No Opt. Call	A1	1,214,660
	Bonds, Series 2006, 0.000%, 12/01/21 – NPFG Insured
11,345	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 60.14	Aa3	5,462,504
	Obligation Bonds, Series 2005B, 0.000%, 1/01/25 – AGM Insured
3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	2,038,230
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	7,017,535
13,000	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AA–	6,938,880
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	3,131,730
	Expansion Project, Series 2002B, 5.750%, 6/15/23 – NPFG Insured
1,840	Oak Park, Illinois, General Obligation Bonds, Series 2005B, 0.000%, 11/01/27 – SYNCORA	11/15 at 54.14	Aa2	748,549
	GTY Insured
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,
	Illinois, General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – AGM Insured	No Opt. Call	AA+	26,885,991
3,500	5.750%, 6/01/23 – AGM Insured	No Opt. Call	AA+	4,113,445
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,338,363
10,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa2	5,520,300
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured
4,500	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B,	No Opt. Call	Aa3	3,340,530
	0.000%, 11/01/18 – AGM Insured
172,945	Total Illinois			152,128,258
	Indiana – 4.3% (2.8% of Total Investments)
1,360	Hospital Authority of Delaware County, Indiana, Hospital Revenue Refunding Bonds, Cardinal	10/11 at 100.00	N/R	1,347,733
	Health System, Series 1997, 5.000%, 8/01/16 – AMBAC Insured
4,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	4,064,520
	5.250%, 12/01/38
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB+	1,897,440
	Indiana, Series 2007, 5.500%, 3/01/37
5,700	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds,	1/17 at 100.00	Aaa	5,515,320
	Tender Option Bond Trust 1847, 7.836%, 1/01/25 (Alternative Minimum Tax) (IF)
6,675	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	6,638,555
	NPFG Insured
3,965	Marion County Convention and Recreational Facilities Authority, Indiana, Excise Taxes Lease	10/11 at 100.00	A	3,975,031
	Rental Revenue Subordinate Bonds, Series 1997A, 5.000%, 6/01/22 – NPFG Insured
23,700	Total Indiana			23,438,599
	Iowa – 1.0% (0.6% of Total Investments)
7,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	5,241,880
	5.625%, 6/01/46
	Kansas – 1.5% (1.0% of Total Investments)
3,825	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 1999, 4.000%, 10/01/18 –	10/11 at 100.00	Aa2	3,830,776
	FGIC Insured
2,485	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,	12/15 at 100.00	N/R	2,555,027
	Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20
3,730	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB	2,129,084
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
10,040	Total Kansas			8,514,887
	Kentucky – 1.1% (0.7% of Total Investments)
	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and
	Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
1,850	5.850%, 10/01/17	10/11 at 100.00	BB–	1,753,042
4,990	5.875%, 10/01/22	10/11 at 100.00	BB–	4,427,078
6,840	Total Kentucky			6,180,120
	Louisiana – 8.1% (5.3% of Total Investments)
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA	6/12 at 105.00	Aaa	1,853,758
	Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
5,350	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	Baa1	5,406,710
	2004, 5.250%, 7/01/33 – NPFG Insured
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	8,373,150
	Series 2007A, 5.500%, 5/15/47
5,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2002A, 5.000%, 6/01/32 –	6/12 at 100.00	Aa1	5,024,350
	AMBAC Insured
5,445	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41 –	5/16 at 100.00	Aa1	5,224,750
	FGIC Insured (UB)
13,570	Louisiana Transportation Authority, Senior Lien Toll Road Revenue Bonds, Series 2005B, 0.000%,	10/11 at 40.59	AA–	4,934,731
	12/01/28 – AMBAC Insured
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
7,340	5.500%, 5/15/30	11/11 at 101.00	A	7,359,451
6,750	5.875%, 5/15/39	11/11 at 101.00	A–	6,708,150
54,205	Total Louisiana			44,885,050
	Maine – 0.2% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical	7/21 at 100.00	BBB–	1,049,927
	Center, Series 2011, 6.750%, 7/01/41 (WI/DD, Settling 8/11/11)
	Massachusetts – 2.2% (1.4% of Total Investments)
1,440	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,	9/12 at 102.00	N/R	504,634
	Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)
4,365	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AA+	4,644,273
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	583,798
	Series 2008E-1 &2, 5.125%, 7/01/33
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,304,232
	University Issue, Series 2009A, 5.750%, 7/01/39
2,900	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	2,946,632
785	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	9/11 at 100.00	Baa1	696,978
	1996A, 5.875%, 9/01/23 – NPFG Insured (Alternative Minimum Tax)
1,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	No Opt. Call	A+	550,740
	1997A, 0.000%, 1/01/24 – NPFG Insured
13,410	Total Massachusetts			12,231,287
	Michigan – 2.8% (1.8% of Total Investments)
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	5,603,220
	7/01/35 – NPFG Insured
3,215	Detroit, Michigan, Water Supply System Revenue Bonds, Series 2004A, 5.250%, 7/01/18 –	7/16 at 100.00	A2	3,417,931
	NPFG Insured
3,480	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I,	10/11 at 100.00	Aa3	3,502,933
	5.125%, 10/15/20
1,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group,	No Opt. Call	A	1,515,345
	Series 2003, 5.500%, 11/01/11
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,331,309
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
15,345	Total Michigan			15,370,738
	Minnesota – 1.4% (0.9% of Total Investments)
6,375	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A	6,976,673
	Services, Series 2008A, 6.625%, 11/15/28
430	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 1998H-1, 5.650%,	1/12 at 100.00	AA+	446,607
	7/01/31 (Alternative Minimum Tax)
6,805	Total Minnesota			7,423,280
	Missouri – 0.9% (0.6% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	2,952,810
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AA–	1,838,350
12,000	Total Missouri			4,791,160
	Montana – 0.2% (0.2% of Total Investments)
310	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29	12/11 at 100.00	AA+	315,760
	(Alternative Minimum Tax)
1,000	Montana Higher Education Student Assistance Corporation, Student Loan Revenue Bonds,	12/11 at 100.00	A2	977,160
	Subordinate Series 1999B, 6.400%, 12/01/32 (Alternative Minimum Tax)
1,310	Total Montana			1,292,920
	Nevada – 5.8% (3.8% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	10,401,900
9,675	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	9,550,676
	International Airport, Series 2010A, 5.250%, 7/01/42
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
8,000	0.000%, 1/01/19 – AMBAC Insured	No Opt. Call	D	1,332,240
4,000	5.625%, 1/01/32 – AMBAC Insured (5)	1/12 at 100.00	N/R	960,360
3,000	5.375%, 1/01/40 – AMBAC Insured (5)	1/12 at 100.00	N/R	719,910
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	4,214,550
	Trust 2634, 18.987%, 7/01/31 – BHAC Insured (IF)
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	1,704,135
	8.000%, 6/15/30
3,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2003B Refunding,	12/12 at 100.00	AA+	3,136,920
	5.250%, 6/01/20 – NPFG Insured
42,925	Total Nevada			32,020,691
	New Jersey – 6.7% (4.3% of Total Investments)
6,850	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine	No Opt. Call	Baa1	7,759,749
	and Dentistry of New Jersey, Series 2009B, 5.750%, 12/01/15
1,830	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	12/11 at 100.00	Aaa	1,836,698
	6.000%, 6/01/13 – NPFG Insured (Alternative Minimum Tax)
4,130	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	Aa3	4,468,825
	Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A,	No Opt. Call	A+	4,649,200
	5.750%, 6/15/18
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	A+	7,027,600
	0.000%, 12/15/28 – AMBAC Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
5,955	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	6,234,170
3,165	6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,323,345
1,365	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	1,524,842
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
47,295	Total New Jersey			36,824,429
	New Mexico – 1.4% (0.9% of Total Investments)
4,000	Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series	No Opt. Call	AA	4,000,520
	2009, 2.500%, 8/01/11
3,730	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 5.000%,	7/14 at 100.00	AA+	3,769,725
	7/01/32 – AGM Insured
7,730	Total New Mexico			7,770,245
	New York – 9.4% (6.2% of Total Investments)
1,905	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health	1/12 at 100.00	A3	1,907,915
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%,
	7/01/17 – RAAI Insured
7,500	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	8/11 at 100.00	AA–	7,510,125
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – NPFG Insured
6,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	6,202,920
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
4,755	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA+	5,278,526
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	5,103,200
	Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
8,800	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	9,039,448
	Government Assistance Corporation, Series 2004A, 5.000%, 10/15/32 – AMBAC Insured (UB)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
5,000	6.500%, 12/01/28	12/15 at 100.00	BBB–	5,261,600
1,670	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,702,832
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/11 at 100.00	Baa1	10,009,700
	Terminal LLC, Sixth Series 1997, 5.900%, 12/01/17 – NPFG Insured (Alternative Minimum Tax)
50,630	Total New York			52,016,266
	North Carolina – 1.1% (0.7% of Total Investments)
1,500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,614,645
	Bonds, Series 2008A, 5.250%, 1/15/24 – AGC Insured
3,830	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AAA	4,382,401
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
5,330	Total North Carolina			5,997,046
	North Dakota – 1.4% (0.9% of Total Investments)
3,545	Bismarck, North Dakota, Health Care Revenue Bonds, St. Alexius Medical Center, Series 1998A,	10/11 at 100.00	AA+	3,555,848
	5.250%, 7/01/15 – AGM Insured
3,910	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	AA–	4,226,319
	6.250%, 11/01/31
7,455	Total North Dakota			7,782,167
	Ohio – 3.7% (2.4% of Total Investments)
2,300	Amherst Exempted Village School District, Ohio, Unlimited Tax General Obligation School	12/11 at 100.00	Aa2 (4)	2,338,870
	Improvement Bonds, Series 2001, 5.125%, 12/01/21 (Pre-refunded 12/01/11) – FGIC Insured
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,275	5.375%, 6/01/24	6/17 at 100.00	Baa3	1,071,625
160	5.125%, 6/01/24	6/17 at 100.00	Baa3	131,184
1,800	5.875%, 6/01/30	6/17 at 100.00	Baa3	1,416,114
1,740	5.750%, 6/01/34	6/17 at 100.00	Baa3	1,315,840
3,930	5.875%, 6/01/47	6/17 at 100.00	Baa3	2,909,143
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010,	11/20 at 100.00	BBB+	5,807,880
	5.250%, 11/01/29
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	3,680,551
	5.000%, 5/01/30
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	1,062,800
	Project, Series 2009E, 5.625%, 10/01/19
840	Warren County, Ohio, Limited Tax General Obligations, Series 1997, 5.500%, 12/01/17	12/11 at 100.00	Aa1	843,536
22,695	Total Ohio			20,577,543
	Pennsylvania – 2.9% (1.9% of Total Investments)
1,250	Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 –	12/18 at 100.00	AA+	1,265,613
	AGM Insured
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,419,090
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
8,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	5,834,136
	0.000%, 12/01/38
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA+	3,972,450
	6/01/33 – AGM Insured
3,205	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	Aa2 (4)	3,378,967
	8/01/16 (Pre-refunded 8/01/12) – FGIC Insured
19,155	Total Pennsylvania			15,870,256
	Puerto Rico – 5.7% (3.8% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa1	2,511,075
	6.000%, 7/01/44
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA+	4,323,650
	4.500%, 12/01/23 (UB)
8,200	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AAA	8,937,754
	4.500%, 12/01/23 (Pre-refunded 12/01/13) (UB)
12,845	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	1,426,566
	0.000%, 7/01/42 – FGIC Insured
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	10,478,400
	2009A, 6.000%, 8/01/42
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	4,239,618
	2010C, 5.250%, 8/01/41
42,155	Total Puerto Rico			31,917,063
	Rhode Island – 4.1% (2.7% of Total Investments)
2,015	Central Falls, Rhode Island, General Obligation School Bonds, Series 1999, 6.250%, 5/15/20 –	11/11 at 100.00	Caa1	1,511,572
	RAAI Insured
5,815	Rhode Island Convention Center Authority, Lease Revenue Bonds, Series 2003A, 5.000%, 5/15/18 –	No Opt. Call	AA+	6,149,479
	AGM Insured
	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity 57-B Bond
	Program, Series 2008, Trust 1177:
1,500	9.699%, 4/01/23 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,504,140
1,000	9.799%, 4/01/23 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	992,280
12,500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	12,517,875
	Series 2002A, 6.125%, 6/01/32
22,830	Total Rhode Island			22,675,346
	South Carolina – 0.7% (0.4% of Total Investments)
2,045	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center,	11/14 at 100.00	AA+	2,094,244
	Series 2004A, 5.250%, 11/01/27 – AGM Insured
1,500	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 2001, 5.000%, 5/01/31 –	5/12 at 100.00	AA–	1,500,660
	AMBAC Insured
3,545	Total South Carolina			3,594,904
	Tennessee – 0.4% (0.3% of Total Investments)
2,310	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	2,092,167
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
1,500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	112,335
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46 (5), (6)
3,810	Total Tennessee			2,204,502
	Texas – 10.0% (6.5% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Ca	937,190
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman	4/20 at 100.00	Baa2	2,028,660
	Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
2,820	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	2,358,733
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
820	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AA+ (4)	833,366
	12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured
2,100	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding	8/14 at 100.00	AAA	2,149,014
	Series 2004, 5.000%, 8/15/33
2,610	Granbury Independent School District, Counties of Hood, Johnson, Parker, and Somervell, Texas,	No Opt. Call	AAA	2,609,974
	Unlimited Tax School Building and Refunding Bonds, Series 1999, 0.000%, 8/01/11
2,305	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	No Opt. Call	Baa1	1,206,253
	2001A, 0.000%, 11/15/20 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
3,130	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	945,573
12,030	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	3,367,197
30,095	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/12 at 27.94	AAA	7,969,156
	Bonds, Series 2004, 0.000%, 8/15/34
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 37.33	AAA	2,810,322
	Bonds, Series 2005, 0.000%, 8/15/33 – FGIC Insured
33,160	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 26.50	AAA	7,454,368
	Bonds, Series 2006, 0.000%, 8/15/38
1,500	Lower Colorado River Authority, Texas, Refunding Revenue Bonds, Series 2010, 5.000%, 5/15/12	No Opt. Call	A1	1,556,340
5,250	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series	2/15 at 100.00	Aaa	5,375,580
	2005, 5.000%, 2/15/34
3,755	Northside Independent School District, Bexar County, Texas, General Obligation Bonds, Series	10/11 at 100.00	AAA	3,765,214
	2001A, 5.000%, 8/01/31
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	Aa1	1,004,240
3,295	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds, Series	2/17 at 100.00	AA–	3,020,988
	2007, Residuals 1760-3, 17.514%, 2/15/36 (IF)
7,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 34.92	AAA	1,982,540
	Series 2005, 0.000%, 8/15/35
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/20	8/15 at 78.46	AAA	2,066,880
3,000	0.000%, 8/15/22	8/15 at 70.77	AAA	1,849,290
130,775	Total Texas			55,290,878
	Utah – 0.1% (0.0% of Total Investments)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999C-2, Class II:
50	5.700%, 7/01/19 (Alternative Minimum Tax)	1/12 at 100.00	Aaa	51,619
15	5.750%, 7/01/21 (Alternative Minimum Tax)	1/12 at 100.00	Aa2	15,068
245	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000F-2, Class III, 6.000%,	1/12 at 100.00	AA–	245,380
	1/01/15 (Alternative Minimum Tax)
310	Total Utah			312,067
	Virginia – 0.8% (0.5% of Total Investments)
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	1,350,705
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
2,930	Virginia Beach, Virginia, General Obligation Bonds, Series 2008A, 5.000%, 10/01/11	No Opt. Call	AAA	2,954,700
4,430	Total Virginia			4,305,405
	Washington – 9.1% (6.0% of Total Investments)
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/13 at 100.00	Aaa	4,331,400
	2003A, 5.500%, 7/01/17 – SYNCORA GTY Insured
1,825	Kennewick Public Facilities District, Washington, Sales Tax Revenue Bonds, Series 2003,	6/13 at 100.00	A1	1,915,338
	5.000%, 12/01/20 – AMBAC Insured
	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B:
1,755	6.000%, 9/01/15 – NPFG Insured (Alternative Minimum Tax)	9/11 at 100.00	Baa1	1,759,703
2,590	6.000%, 9/01/16 – NPFG Insured (Alternative Minimum Tax)	9/11 at 100.00	Baa1	2,596,294
	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C:
875	6.000%, 9/01/15 – NPFG Insured (Alternative Minimum Tax)	9/11 at 100.00	Baa1	877,345
1,260	6.000%, 9/01/16 – NPFG Insured (Alternative Minimum Tax)	9/11 at 100.00	Baa1	1,263,062
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,055,660
	Research Center, Series 2009A, 6.000%, 1/01/33
5,935	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	6,018,268
	Series 2002, 6.500%, 6/01/26
3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2, 0.000%, 1/01/18 –	No Opt. Call	AA+	2,830,683
	AGM Insured
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	AA+	13,497,838
18,470	0.000%, 1/01/21	No Opt. Call	AA+	13,455,764
59,710	Total Washington			50,601,355
	Wisconsin – 7.1% (4.5% of Total Investments)
1,690	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 (Pre-refunded	11/14 at 100.00	Aa2 (4)	1,933,191
	11/01/14) – AGM Insured
560	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – AGM Insured	11/14 at 100.00	Aa2	573,546
7,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	7,419,707
	2006A, 5.000%, 11/15/36
4,330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of	2/20 at 100.00	AA–	4,552,692
	Wisconsin Inc., Series 2008B, 5.500%, 8/15/29
4,380	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Kenosha Hospital and	11/11 at 100.00	A	4,381,051
	Medical Center Inc., Series 1999, 5.625%, 5/15/29
12,725	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Health System	8/11 at 100.00	A2	12,729,454
	Corporation, Series 1999, 5.500%, 8/15/25 – AMBAC Insured
2,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	1,944,228
	Services Inc., Series 2003A, 5.125%, 8/15/33
5,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	5,453,550
	6.000%, 5/01/36
38,295	Total Wisconsin			38,987,419
$ 1,125,635	Total Municipal Bonds (cost $857,195,457)			$ 846,386,885
Shares	Description (1)			Value
	Investment Companies – 0.1% (0.1% of Total Investments)
8,812	BlackRock MuniHoldings Fund Inc.			$ 130,418
32,332	Invesco Van Kampen Quality Municipal Income Trust			385,397
	Total Investment Companies (cost $528,388)			515,815
	Total Investments (cost $857,723,845) – 153.5%			846,902,700
	Floating Rate Obligations – (9.4)%			(51,605,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (26.2)% (6)			(144,300,000)
	Variable MuniFund Term Preferred Shares, at Liquidation Value – (21.8)% (6)			(120,400,000)
	Other Assets Less Liabilities – 3.9%			21,065,185
	Net Assets Applicable to Common Shares – 100%			$ 551,662,885

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$846,274,550	$112,335	$846,386,885
Investment Companies	515,815	—	—	515,815
Total	$515,815	$846,274,550	$112,335	$846,902,700

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$ 78,062
Gains (losses):
Net realized gains (losses)	6,799
Net change in unrealized appreciation (depreciation)	27,474
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$112,335

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $805,312,382.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 36,711,835
Depreciation	(46,726,453)
Net unrealized appreciation (depreciation) of investments	$(10,014,618)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-
income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(7)	MuniFund Term Preferred Shares and Variable MuniFund Term Preferred Shares, at Liquidation
Value as a percentage of Total Investments are 17.0% and 14.2%, respectively.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2011